Performance Management	Nov. 25, 2025
FolioBeyond Alternative Income and Interest Rate Hedge ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time. The bar chart shows the annual returns for the Fund from year to year. The table illustrates how the Fund’s average annual total returns for the 1-year and since inception periods compare with those of a broad measure of market performance as well as a more narrowly tailored index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.etfs.foliobeyond.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over time.
Bar Chart [Heading]	Calendar Year Ended December 31,
Bar Chart [Table]
Bar Chart Closing [Text Block]

The Fund’s calendar year-to-date return as of September 30, 2025 was 3.26%.

During the period of time shown in the bar chart, the Fund’s highest quarterly return was 21.34% for the quarter ended March 31, 2022 and the lowest quarterly return was -3.30% for the quarter ended December 31, 2023.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	3.26%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	21.34%
Highest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(3.30%)
Lowest Quarterly Return, Date	Dec. 31, 2023
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged accounts, such as an IRA.
Performance [Table]
	1 Year	Since Inception (September 30, 2021)
Return Before Taxes	23.27%	18.81%
Return After Taxes on Distributions	20.29%	16.12%
Return After Taxes on Distributions and Sale of Fund Shares	13.63%	13.55%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-2.22%
ICE U.S. Treasury 7-10 Year Bond 1X Inverse Index (reflects no deduction for fees, expenses, or taxes)	0.69%	3.46%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred or other tax-advantaged accounts, such as an IRA.

Performance Availability Website Address [Text]	www.etfs.foliobeyond.com
FolioBeyond Enhanced Fixed Income Premium ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund commenced operations on January 22, 2025 and, therefore, does not have performance for a full calendar year as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.etfs.foliobeyond.com/fixp.

Performance Past Does Not Indicate Future [Text]	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance Information Illustrates Variability of Returns [Text]	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	The Fund commenced operations on January 22, 2025 and, therefore, does not have performance for a full calendar year as of the date of this Prospectus.
Performance Availability Website Address [Text]	www.etfs.foliobeyond.com/fixp